Borrowings and Other Financial Liabilities - Detailed Information about Project Finance Facility (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 4,157,344	$ 4,170,058
Fair Value	4,325,629	$ 4,348,918
International Financial Institutions A Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 777,481
Original Term	15 years
14 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 872,200
Original Term	14 years
13 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 276,974
Original Term	13 years
MIGA Insured Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 677,714
Original Term	12 years
Commercial Banks B Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 1,580,542
Original Term	12 years
Interest rate post completion [member] | International Financial Institutions A Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	4.78%
Annual interest rate, basis	LIBOR
Interest rate post completion [member] | 14 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	4.65%
Annual interest rate, basis	LIBOR
Interest rate post completion [member] | 13 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.30%
Interest rate post completion [member] | MIGA Insured Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	3.65%
Annual interest rate, basis	LIBOR
Interest rate post completion [member] | Commercial Banks B Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	4.40%
Annual interest rate, basis	LIBOR
Carrying Value	$ 50,000
Interest rate pre completion [member] | International Financial Institutions A Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	3.78%
Annual interest rate, basis	LIBOR
Interest rate pre completion [member] | 14 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	3.65%
Annual interest rate, basis	LIBOR
Interest rate pre completion [member] | 13 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.30%
Interest rate pre completion [member] | MIGA Insured Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	2.65%
Annual interest rate, basis	LIBOR
Interest rate pre completion [member] | Commercial Banks B Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	3.40%
Annual interest rate, basis	LIBOR
Borrowings maturity	15-year loan at A Loan rate
At fair value [member]
Disclosure of detailed information about borrowings [line items]
Fair Value	$ 4,684,226
At fair value [member] | International Financial Institutions A Loan [member]
Disclosure of detailed information about borrowings [line items]
Fair Value	867,300
At fair value [member] | 14 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Fair Value	971,996
At fair value [member] | 13 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Fair Value	333,615
At fair value [member] | MIGA Insured Loan [member]
Disclosure of detailed information about borrowings [line items]
Fair Value	750,133
At fair value [member] | Commercial Banks B Loan [member]
Disclosure of detailed information about borrowings [line items]
Fair Value	$ 1,761,182